Lincoln Opportunistic Hedged Equity Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–50.53%
INVESTMENT COMPANY–50.53%
Equity Fund–50.53%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	143,776	$4,772,495
Total Affiliated Investment (Cost $4,122,320)		4,772,495
UNAFFILIATED INVESTMENTS–54.27%
INVESTMENT COMPANY–0.66%
Money Market Fund–0.66%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	62,253	62,253
Total Investment Company (Cost $62,253)		62,253

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED–53.61%
CENTRALLY CLEARED–53.61%
Call Options–49.50%
S&P 500 Mini Index Strike price $6.47, expiration date 8/19/26, notional amount $45,937	71	$4,674,797
Put Options–4.11%
S&P 500 Mini Index Strike price $646.66, expiration date 8/19/26, notional amount $9,182,572	142	388,483
Total Options Purchased (Cost $4,978,067)		5,063,280
Total Unaffiliated Investments (Cost $5,040,320)		5,125,533

TOTAL INVESTMENTS–104.80% (Cost $9,162,640)	9,898,028

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(4.46)%
CENTRALLY CLEARED–(4.46)%
Call Options–(2.14)%
S&P 500 Mini Index Strike price $743.59, expiration date 8/19/26, notional amount $(10,558,978)	(142)	$(201,796)
Put Options–(2.32)%
S&P 500 Mini Index Strike price $581.99, expiration date 8/19/26, notional amount $(8,264,258)	(142)	(219,478)
Total Options Written (Premiums received $(391,723))		(421,274)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.34%)		(31,636)
NET ASSETS APPLICABLE TO 832,881 SHARES OUTSTANDING–100.00%		$9,445,118

✧✧Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes.
Lincoln Opportunistic Hedged Equity Fund–1

Lincoln Opportunistic Hedged Equity Fund
Notes
September 30, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Number of Shares 09/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-50.53%@
Equity Fund-50.53%@
✧✧LVIP SSGA S&P 500 Index Fund	$3,015,930	$2,317,888	$910,518	$(51,311)	$400,506	$4,772,495	143,776	$—	$—

@ As a percentage of Net Assets as of September 30, 2025.
✧✧ Standard Class shares.
Lincoln Opportunistic Hedged Equity Fund–2